S000000883 [Member] Shareholder Fees - Wasatch International Growth Fund	Sep. 30, 2025
INVESTOR CLASS SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%